Employee Benefits Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Employee contributions matched by employer (as a percent)	3.00%
Matched amount per dollar of additional employee contributions	$ 0.50
Additional employee contributions matched by employer (as a percent)	3.00%
Maximum employee contributions matched by employer (as a percent)	4.50%
Contribution 401(K) expense	$ 23,000,000	$ 25,000,000	$ 32,000,000
Contribution expense	$ 22,000,000	$ 29,000,000	$ 31,000,000